Exhibit 99.1
Ford Credit Auto Lease Trust 2021-A
Monthly Investor Report

Transaction Month	24	Payment Date	January 17, 2023
Collection Period	December, 2022

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-231819-06 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.

I. SUMMARY

		Initial	Beginning of Period Balance	End of Period Balance	End of Period Factor
2021-A Reference Pool Balance		$1,622,389,285.94	$595,990,542.73	$542,270,192.91	0.3342417
Total Note Balance		$1,403,360,000.00	$336,408,256.98	$282,687,907.16	0.2014365

Total Overcollateralization		$219,029,285.94	$259,582,285.75	$259,582,285.75

2021-A Exchange Note Balance		$1,446,762,886.60	$382,429,284.32	$328,708,934.50	0.2272030
2021-A Exchange Note Overcollateralization		$175,626,399.34	$213,561,258.41	$213,561,258.41

Overcollateralization			Beginning of Period	End of Period
2021-A Reference Pool Balance as a % of Total Note Balance			177.16%	191.83%
2021-A Reference Pool Balance as a % of 2021-A Exchange Note Balance			155.84%	164.97%

	Note Interest Rate	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
Class A-1 Notes	0.15602%	$179,000,000.00	$0.00	$0.00	0.0000000
Class A-2 Notes	0.19000%	$515,000,000.00	$0.00	$0.00	0.0000000
Class A-3 Notes	0.26000%	$456,250,000.00	$83,298,256.98	$29,577,907.16	0.0648283
Class A-4 Notes	0.30000%	$99,750,000.00	$99,750,000.00	$99,750,000.00	1.0000000
Class B Notes	0.47000%	$86,840,000.00	$86,840,000.00	$86,840,000.00	1.0000000
Class C Notes	0.78000%	$66,520,000.00	$66,520,000.00	$66,520,000.00	1.0000000

Total		$1,403,360,000.00	$336,408,256.98	$282,687,907.16	0.2014365

	Principal Payments		Interest Payments		Total Payments
	Actual	per $1000 Face	Actual	per $1000 Face	Actual	per $1000 Face
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$53,720,349.82	$117.74	$18,047.96	$0.04	$53,738,397.78	$117.78
Class A-4 Notes	$0.00	$0.00	$24,937.50	$0.25	$24,937.50	$0.25
Class B Notes	$0.00	$0.00	$34,012.33	$0.39	$34,012.33	$0.39
Class C Notes	$0.00	$0.00	$43,238.00	$0.65	$43,238.00	$0.65

Total	$53,720,349.82	$38.28	$120,235.79	$0.09	$53,840,585.61	$38.37

II. POOL INFORMATION

2021-A Reference Pool Balance	Lease Balance*	Securitization Value	Residual Portion of Securitization Value
Beginning of Period	$678,078,111.66	$595,990,542.73	$532,440,139.33
Change	$(62,808,822.29)	$(53,720,349.82)	$(43,339,116.50)
End of Period	$615,269,289.37	$542,270,192.91	$489,101,022.83
Residual Portion of Securitization Value as % of Securitization Value at end of period			90.20%

	At Cutoff Date	Terminations in Prior Period	Beginning of Period	Terminations in Current Period	End of Period
Number of Leases	57,143	31,997	25,146	2,198	22,948

				Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity in Months**				5.8	5.2

Ford Credit Auto Lease Trust 2021-A
Monthly Investor Report

Transaction Month	24	Payment Date	January 17, 2023
Collection Period	December, 2022

Delinquent Leases
		Number of Leases	Securitization Value	% of End of Period Reference Pool Balance
31 - 60 Days Delinquent		158	$3,700,132.35	0.68%
61 - 90 Days Delinquent		22	$481,055.23	0.09%
91- 120 Days Delinquent		1	$13,353.12	0.00%
Over 120 Days Delinquent		1	$33,352.23	0.01%
Total Delinquent Leases		182	$4,227,892.93	0.78%

Delinquency Trigger (61+ Delinquent Leases)

Transaction Month	Trigger
1-12	0.30%
13+	0.40%
61+ Delinquent Leases Balance to EOP Pool Balance				0.0973%
Delinquency Trigger Occurred				No

Payment Extensions Granted in the Current Collection Period
		Number of Leases***	Securitization Value
1 Month Extended		35	$764,093.87
2 Months Extended		21	$522,198.18
3+ Months Extended		13	$306,946.22
Total		69	$1,593,238.27

		Current Period	Cumulative
Prepayment Speed		-3.41%	0.63%

III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTION

Collections
Base monthly Payments (Rent)				$10,737,896.26
plus: Payoffs				$41,825,585.14
plus: Other (including extension fees, excess charges, etc.)				$1,553,488.59
minus: Payaheads				$(369,027.87)
plus: Payahead Draws				$394,781.20
plus: Advances				$406,033.27
minus: Advance Reimbursement Amounts				$(513,599.65)
plus: Administrative Reallocation Amounts				$0.00
plus: Net Sale Proceeds				$9,500,040.27
plus: Recoveries				$240,621.13
Total Collections				$63,775,818.34

Reserve Account Draw Amount				$0.00

Total Collections Plus Reserve Account Draw Amount				$63,775,818.34

Exchange Note Distributions
	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$496,658.79	$496,658.79	$63,279,159.55	$0.00
2021-A Exchange Note Interest Payment	$276,942.54	$276,942.54	$63,002,217.01	$0.00
Shortfall Payment (to cover Notes)	$0.00	$0.00	$63,002,217.01	$0.00
Reserve Account Deposit	$0.00	$0.00	$63,002,217.01	$0.00
2021-A Exchange Note Principal Payment	$53,720,349.82	$53,720,349.82	$9,281,867.19	$0.00
Shared Amounts	$0.00	$0.00	$9,281,867.19	$0.00
Excess Exchange Note Amounts	$9,281,867.19	$9,281,867.19	$0.00	$0.00
Total	$63,775,818.34	$63,775,818.34	$0.00	$0.00

Ford Credit Auto Lease Trust 2021-A
Monthly Investor Report

Transaction Month	24	Payment Date	January 17, 2023
Collection Period	December, 2022

IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2021-A Exchange Note Interest Payment				$276,942.54
2021-A Exchange Note Principal Payment				$53,720,349.82
Shortfall Payment (to cover Notes)				$0.00
Excess Exchange Note Amounts				$9,281,867.19

Total				$63,279,159.55

ABS Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$63,279,159.55	$0.00
Administration Fee	$2,803.40	$2,803.40	$63,276,356.15	$0.00
Class A-1 Interest	$0.00	$0.00	$63,276,356.15	$0.00
Class A-2 Interest	$0.00	$0.00	$63,276,356.15	$0.00
Class A-3 Interest	$18,047.96	$18,047.96	$63,258,308.19	$0.00
Class A-4 Interest	$24,937.50	$24,937.50	$63,233,370.69	$0.00

Total Class A Interest	$42,985.46	$42,985.46
First Priority Principal Payment	$0.00	$0.00	$63,233,370.69
Class B Interest	$34,012.33	$34,012.33	$63,199,358.36	$0.00
Second Priority Principal Payment	$0.00	$0.00	$63,199,358.36
Class C Interest	$43,238.00	$43,238.00	$63,156,120.36	$0.00
Specified Reserve Deposit	$0.00	$0.00	$63,156,120.36	$0.00
Regular Principal Payment	$53,720,349.82	$53,720,349.82	$9,435,770.54	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$9,435,770.54	$0.00
Remaining Funds to Holder of Residual Interest	$9,435,770.54	$9,435,770.54	$0.00	$0.00
Total	$63,279,159.55	$63,279,159.55	$0.00	$0.00

V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance				$2,092,479.90
plus: Additional Advances				$406,033.27
minus: Advance Reimbursement Amounts				$(513,599.65)
End of Period Advance Balance				$1,984,913.52

Payaheads
Beginning of Period Payahead Balance				$1,260,070.10
plus: Additional Payaheads				$369,027.87
minus: Payahead Draws				$(394,781.20)
End of Period Payahead Balance				$1,234,316.77

VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance				$4,055,973.21
minus: Reserve Account Draw				$0.00
plus: Reserve Deposit from Exchange Note Distributions				$0.00
plus: Reserve Deposit from Note Distributions				$0.00
End of Period Reserve Account Balance				$4,055,973.21
Memo: Required Reserve Amount				$4,055,973.21

VII. OVERCOLLATERALIZATION INFORMATION
Targeted Overcollateralization Amount				$259,582,285.75
Actual Overcollateralization Amount (EOP Pool Balance- EOP Note Balance)				259,582,285.75

Ford Credit Auto Lease Trust 2021-A
Monthly Investor Report

Transaction Month	24	Payment Date	January 17, 2023
Collection Period	December, 2022

VIII. LEASE TERMINATIONS
	Number of Leases		Securitization Value
Retained Vehicles	Current Period	Cumulative	Current Period	Cumulative
Early Terminations	309	14,708	$7,585,872.78	$359,562,179.24
Standard Terminations	1,433	15,701	$29,002,536.58	$301,904,251.76
Total Retained	1,742	30,409	$36,588,409.36	$661,466,431.00

Returned Vehicles
Early Terminations	16	385	$468,374.41	$7,855,176.02
Standard Terminations	304	2,530	$7,074,727.91	$50,744,833.30
Total Returned	320	2,915	$7,543,102.32	$58,600,009.32

Charged Off / Repossessed Vehicles	14	211	$284,984.66	$5,248,089.02
Removals by Servicer and Other	122	660	$2,422,438.56	$13,861,060.89
Total Terminations	2,198	34,195	$46,838,934.90	$739,175,590.23

Memo: 1) Removals of Leases Terminated in Prior Periods	0	0
2) Number of Leases Scheduled to Terminate	3,231	29,789	Current Period	Cumulative
Return Rate (Returned / Total Terminations)			14.56%	8.52%
Early Termination Rate (Early Terminations / Total Terminations)			14.79%	44.14%

Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.

IX. GAIN (LOSS) CALCULATIONS	Number of Leases		Gain (Loss)
	Current Period	Cumulative	Current Period	Cumulative****
Gain (Loss) on Retained Vehicles
Customer Payments			$42,517,019.83
plus: Payahead draws			$91,161.80
minus: Unreimbursed Advances			$(122,482.89)
minus: Securitization Value of Retained Vehicles			$(36,588,409.36)
Total	1,742	30,409	$5,897,289.38	$108,023,813.99
Gain (Loss) Per Retained Vehicle			$3,385.36	$3,552.36

Gain (Loss) on Returned Vehicles
Customer Payments			$298,772.27
plus: Net Sale Proceeds			$9,534,952.09
plus: Payahead Draws			$27,180.12
minus: Unreimbursed Advances			$(25,794.61)
minus: Securitization Value of Returned Vehicles			$(7,543,102.32)
Total	320	2,915	$2,292,007.55	$29,448,337.90
Gain (Loss) Per Returned Vehicle			$7,162.52	$10,102.35

Credit Gain (Loss) Charged Off / Repo Vehicles	14	211	$(191,510.37)	$(1,441,306.06)
Credit Gain (Loss) Per Charged Off / Repo Vehicle			$(13,679.31)	$(6,830.83)
Recoveries			$375,053.90	$1,529,620.27

Total Gain (Loss)	2,076	33,535	$8,372,840.46	$137,560,466.10
Average Gain (Loss) on all Retained, Returned and Repo Vehicles			$4,033.16	$4,102.00

Removals by Servicer and Other	122	660

Note: There is no Gain or Loss on Removals

Memo: Residual Gain (Loss) on Returned Vehicles
Net Sale Proceeds			$9,534,952.09
plus: Excess Wear and Use and Excess Mileage Assessed			$171,835.97
minus: Residual Portion of Securitization Value			$(7,451,379.23)
Total	320	2,915	$2,255,408.83	$29,709,286.69
Residual Gain (Loss) Per Returned Vehicle			$7,048.15	$10,191.87

Ford Credit Auto Lease Trust 2021-A
Monthly Investor Report

Transaction Month	24	Payment Date	January 17, 2023
Collection Period	December, 2022

Prior and Current Collection Periods Average Gain (Loss)	Percent
Ratio of Total Gain (Loss) to the Average Pool Balance (annualized)
Third Prior Collection Period	14.56%
Second Prior Collection Period	14.64%
Prior Collection Period	15.11%
Current Collection Period	17.65%
Four Month Average (Current and Prior Three Collection Periods)	15.49%

Ratio of Cumulative Total Gain (Loss) for all Collection Periods to Initial Pool Balance	8.48%

X. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer

*Lease Balance is calculated similar to Securitization Value, but present values the base monthly payments and contract lease end value at the contract lease factor, without considering the base residual value or minimum discount rate.
**The Weighted Average is calculated based on Securitization Value.
***Excludes leases that were extended and closed accounts during the Collection Period.
****Recoveries on a small number of charged-off leases were incorrectly applied or duplicated during the period from May 2019 through October 2022 due to a systems issue. As a result, the cumulative amounts shown for “Recoveries”, “Total Gain (Loss)” and “Average Gain (Loss) Per Charged Off / Repo Vehicles” are overstated. However, the incorrectly applied or duplicated amounts are not material, and if the recoveries had been correctly applied the cumulative “Total Gain (Loss)” as a percent of the initial “Reference Pool Balance” would have decreased by less than 0.01%.